Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension, non cash settlement	$ 13
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets, settlement	$ 32
Target allocation in 2017	100.00%
Asset allocation of defined benefit pension plans	100.00%
Equity Investments [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation in 2017, minimum	55.00%
Target allocation in 2017, maximum	75.00%
Asset allocation of defined benefit pension plans	61.00%
Fixed Income Securities [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation in 2017, minimum	25.00%
Target allocation in 2017, maximum	45.00%
Asset allocation of defined benefit pension plans	39.00%
Cash and Cash Equivalents [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation in 2017, minimum	0.00%
Target allocation in 2017, maximum	15.00%
Asset allocation of defined benefit pension plans	0.00%